UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06629

Western Asset Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(888) 777-0102

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

FORM N-Q

FEBRUARY 28, 2017

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 139.7%
Alabama - 6.0%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$1,400,000	$1,581,958
Convertible CAB, Subordinated Lien	0.000%	10/1/50	11,580,000	8,691,253	(a)
Subordinated Lien Warrants	6.000%	10/1/42	9,230,000	10,538,630
Subordinated Lien Warrants	6.500%	10/1/53	6,900,000	8,105,775
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	6,000,000	6,964,620

Total Alabama				35,882,236

Arizona - 4.5%
Navajo Nation, AZ, Revenue	5.500%	12/1/30	950,000	1,035,908	(b)
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/40	5,000,000	5,428,300
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	2,000,000	2,345,100
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	10,000,000	11,437,100
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/37	5,500,000	6,270,055

Total Arizona				26,516,463

California - 21.4%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	1,750,000	1,954,453
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,224,620
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.740%	4/1/24	5,500,000	5,558,025	(a)(c)
San Francisco Bay Area	5.125%	4/1/39	21,700,000	23,540,594	(d)
California Health Facilities Financing Authority Revenue, Stanford Hospital & Clinics	5.150%	11/15/40	2,000,000	2,204,740
California Housing Finance Agency Revenue, Home Mortgage	4.700%	8/1/24	2,110,000	2,115,338	(e)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	12,500,000	12,978,250	(b)(e)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	5,000,000	5,012,500	(b)
California Statewide CDA Revenue, Methodist Hospital Project, FHA	6.625%	8/1/29	5,235,000	5,929,318	(d)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	1,770,000	1,838,216
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	2,750,000	3,168,000	(d)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,405,000	2,610,002
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/32	3,000,000	3,409,860
Multiple Capital Project II	5.000%	8/1/37	1,000,000	1,122,000
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	8,000,000	8,488,160	(d)
Los Angeles, CA, Department of Water & Power Revenue, Power System	5.000%	7/1/47	4,000,000	4,591,960
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	3,430,000	4,745,508
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	8,000,000	10,873,600
Modesto, CA, Irrigation District COP:
Capital Improvement	6.000%	10/1/39	4,595,000	4,994,627
Capital Improvement	6.000%	10/1/39	1,905,000	2,098,700	(d)
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,000,000	2,113,020

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	$900,000	$1,047,888
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	200,000	223,014
Senior Lien	5.750%	6/1/48	600,000	665,514
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	5,185,000	5,588,652
Shafter Wasco Irrigation District Revenue, CA, COP	5.000%	11/1/40	5,000,000	5,538,050
University of California, CA, Medical Center Pooled Revenue	5.000%	5/15/32	1,750,000	2,023,403

Total California				126,658,012

Colorado - 10.5%
Base Village Metropolitan District #2 Co., GO	5.750%	12/1/46	500,000	506,175
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	9/1/41	4,000,000	4,009,600
Sisters Leavenworth	5.000%	1/1/35	6,000,000	6,442,560
Denver, CO, City & County Airport Revenue	6.125%	11/15/25	13,630,000	13,690,653	(e)
Denver, CO, City & County Airport Revenue	6.125%	11/15/25	10,945,000	13,640,316	(e)(f)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	18,000,000	23,949,000

Total Colorado				62,238,304

District of Columbia - 2.4%
District of Columbia, Hospital Revenue, Children’s Hospital Obligation, AGM	5.450%	7/15/35	13,570,000	14,273,605	(d)

Florida - 10.2%
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	555,000	567,038	(b)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.375%	6/1/46	750,000	727,222	(b)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,410,000	2,677,703
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/30	3,000,000	3,281,790	(e)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	10,000,000	10,919,800
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.375%	10/1/35	10,705,000	12,021,180
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	9,000,000	9,819,270
Orange County, FL, Health Facilities Authority Revenue:
Balance Hospital-Orlando Regional Healthcare, AGM	5.000%	11/1/35	2,670,000	2,785,424
Hospital-Orlando Regional Healthcare, AGM	5.000%	11/1/35	1,875,000	1,998,862	(d)
Presbyterian Retirement Communities	5.000%	8/1/47	750,000	791,445
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	840,000	777,202	(b)(e)
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	8,000,000	8,837,200	(d)
Orlando, FL, State Sales Tax Payments Revenue	5.000%	8/1/32	5,000,000	5,187,900	(d)

Total Florida				60,392,036

Georgia - 4.4%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	13,000,000	14,736,150	(d)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	6,220,000	6,870,985
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	4,000,000	4,456,120

Total Georgia				26,063,255

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hawaii - 1.3%
Hawaii State Airports System Revenue	5.000%	7/1/39	$7,000,000	$7,604,310

Illinois - 10.9%
Chicago, IL, GO	5.500%	1/1/32	3,300,000	3,305,973
Chicago, IL, GO	5.500%	1/1/34	10,000	9,999
Chicago, IL, GO	5.500%	1/1/37	220,000	216,590
Chicago, IL, GO	6.000%	1/1/38	1,500,000	1,548,180
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	1,000,000	1,099,010	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/35	7,000,000	7,598,360	(e)
Chicago, IL, O’Hare International Airport Revenue	5.625%	1/1/35	6,415,000	7,157,088
Chicago, IL, O’Hare International Airport Revenue	5.750%	1/1/39	6,000,000	6,730,680
Chicago, IL, O’Hare International Airport Revenue, General, Senior Lien	5.000%	1/1/41	1,000,000	1,101,050
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/44	1,000,000	1,057,340
Illinois State Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.250%	11/1/28	2,445,000	2,652,507	(d)
Depaul University	6.125%	10/1/40	5,000,000	5,917,850	(d)
Memorial Health System	5.500%	4/1/39	7,000,000	7,468,020
Illinois State, GO	5.000%	2/1/28	4,500,000	4,663,575
Illinois State, GO	5.000%	1/1/33	1,500,000	1,507,335
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project, State Appropriations	5.250%	6/15/50	12,000,000	12,168,600
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	3,100,000	431,086

Total Illinois				64,633,243

Indiana - 3.8%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	5.000%	10/1/41	5,000,000	5,532,850
Indiana State Finance Authority Revenue, Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	5,239,800	(e)
Indianapolis, IN, Thermal Energy System Revenue, AGC	5.000%	10/1/25	5,000,000	5,315,500	(d)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	5,000,000	5,492,650	(d)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,180,240	(e)

Total Indiana				22,761,040

Louisiana - 0.9%
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	5,000,000	5,255,650	(a)(c)

Massachusetts - 6.2%
Massachusetts State DFA Revenue:
Boston University	5.000%	10/1/29	3,000,000	3,294,930	(d)
Broad Institute Inc.	5.250%	4/1/37	8,000,000	9,026,560
Milford Regional Medical Center	5.750%	7/15/43	500,000	549,905
Partners Healthcare System	5.000%	7/1/47	5,750,000	6,277,908
Umass Boston Student Housing Project	5.000%	10/1/48	750,000	790,230

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State HEFA Revenue, Suffolk University	5.750%	7/1/39	$8,000,000	$8,485,120	(d)
Massachusetts State Housing Finance Agency, Housing Revenue	7.000%	12/1/38	4,575,000	4,832,984
Massachusetts State School Building Authority, Sales Tax Revenue	5.000%	5/15/43	3,000,000	3,338,820

Total Massachusetts				36,596,457

Michigan - 4.7%
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/35	500,000	551,685
Senior Lien	5.000%	7/1/46	5,500,000	5,991,425
Lansing, MI, Board of Water & Light Utility System Revenue	5.000%	7/1/37	7,000,000	7,801,640
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	650,000	725,582
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	2,120,000	2,153,962	(b)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	625,000	679,012
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	250,000	270,490
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	1,270,000	1,381,862
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	1,320,000	1,394,382
Royal Oak, MI, Hospital Finance Authority Revenue:
William Beaumont Hospital	5.000%	9/1/39	2,500,000	2,695,475
William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,429,080	(d)

Total Michigan				28,074,595

Minnesota - 0.3%
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	1,530,000	1,687,774

Missouri - 2.8%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	900,000	851,157	(b)
Kansas City, MO, Water Revenue	5.250%	12/1/32	1,000,000	1,070,230
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	4,980,000	5,468,389	(d)
Children’s Mercy Hospital	5.625%	5/15/39	1,020,000	1,101,457
Lutheran Senior Services	5.000%	2/1/44	2,710,000	2,820,622
Platte County, MO, IDA Revenue, Improvement Zona Rosa Retail Project, GTD	5.000%	12/1/32	5,000,000	5,141,450

Total Missouri				16,453,305

Nevada - 2.3%
Reno, NV, Hospital Revenue:
Washoe Medical Center, AGM	5.500%	6/1/33	11,565,000	12,221,661	(d)
Washoe Medical Center, AGM	5.500%	6/1/33	1,185,000	1,233,893

Total Nevada				13,455,554

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 9.3%
New Jersey Institute of Technology Revenue	5.000%	7/1/45	$750,000	$816,487
New Jersey State EDA Revenue	5.000%	6/15/26	2,500,000	2,617,850
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	1,440,000	1,494,893	(e)
Continental Airlines Inc. Project	5.125%	9/15/23	2,000,000	2,112,940	(e)
Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	3,198,180	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,738,350	(e)
School Facilities Construction, SIFMA	2.240%	3/1/28	15,000,000	13,833,300	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Barnabas Health Obligation Group	5.000%	7/1/43	1,200,000	1,306,248
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	12,320,000	13,247,080
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	6,075,000	6,300,322	(e)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.375%	10/1/28	705,000	709,202
New Jersey State Transportation Trust Fund Authority Revenue, Capital Appreciation Transportation System, NATL	0.000%	12/15/31	9,000,000	4,483,170
New Jersey State Turnpike Authority Revenue	1.320%	1/1/18	2,500,000	2,502,475	(a)(c)

Total New Jersey				55,360,497

New Mexico - 0.9%
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.125%	8/1/28	5,000,000	5,352,250	(d)

New York - 14.0%
Liberty, NY, Development Corp. Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	3,045,000	3,638,501
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,797,667
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	24,570,000	27,178,351	(d)
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	3,750,000	4,029,825
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	1,500,000	1,712,280
MTA, NY, Revenue	5.250%	11/15/40	5,000,000	5,607,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	5,000,000	5,538,350	(g)
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/32	4,000,000	4,268,920
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	1,750,000	1,834,140	(b)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,704,250
Second Priority, Bank of America Tower	5.125%	1/15/44	1,000,000	1,092,470
New York State Transportation Development Corp., Special Facilities Revenue:
Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/41	8,000,000	8,492,880	(e)
Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	1,500,000	1,575,420	(e)
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	2,750,000	3,033,855
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	6,400,000	7,251,072

Total New York				82,754,981

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.4%
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/47	$750,000	$813,953
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/51	1,500,000	1,620,600

Total North Carolina				2,434,553

Ohio - 2.0%
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	8,000,000	8,804,400
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	3,000,000	2,950,530

Total Ohio				11,754,930

Oklahoma - 0.1%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.875%	11/1/46	575,000	574,563

Oregon - 0.4%
Oregon State Facilities Authority Revenue, Legacy Health Project	5.000%	6/1/46	2,000,000	2,201,880
Umatilla County, OR, Hospital Facility Authority Revenue, Catholic Health Initiatives	5.000%	5/1/32	510,000	511,387

Total Oregon				2,713,267

Pennsylvania - 2.6%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/30	2,375,000	2,562,957
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	550,000	558,575
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/41	6,000,000	6,733,620
Philadelphia, PA, School District, GO	5.000%	9/1/33	1,755,000	1,876,428
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	1,000,000	1,104,330
State Public School Building Authority Palease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	600,000	663,810
Philadelphia School District Project, AGM	5.000%	6/1/33	1,780,000	1,946,430

Total Pennsylvania				15,446,150

Rhode Island - 0.9%
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	5,000,000	5,616,000	(d)

South Carolina - 0.5%
South Carolina State Ports Authority Revenue	5.250%	7/1/40	2,500,000	2,762,800

Tennessee - 0.0%
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	140,000	140,606

Texas - 13.7%
Alamo, TX, Regional Mobility Authority Revenue, Senior Lien	5.000%	6/15/46	1,300,000	1,453,972
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/45	8,500,000	9,411,540
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step Bond	0.000%	10/1/36	4,000,000	3,428,600	(a)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System Revenue	5.750%	7/1/27	1,000,000	1,219,880	(f)
Houston, TX, Airport Systems Revenue, United Airlines Inc.	5.000%	7/15/30	5,500,000	5,756,080	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	$1,000,000	$1,120,490
Love Field Airport Modernization Corp., TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	14,500,000	15,633,030
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/32	120,000	135,061	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/33	120,000	134,328	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/35	130,000	144,286	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/36	120,000	132,775	(e)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station LLC, Texas A&M University Project, AGM	5.000%	4/1/46	750,000	813,608
North Texas Tollway Authority Revenue	5.000%	1/1/39	825,000	922,895
North Texas Tollway Authority Revenue	5.000%	1/1/40	2,000,000	2,203,340
North Texas Tollway Authority Revenue	5.000%	1/1/45	2,105,000	2,325,541
North Texas Tollway Authority Revenue:
System-First Tier	5.750%	1/1/40	13,155,000	13,683,316	(d)
System-First Tier	5.750%	1/1/40	1,845,000	1,910,774
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	405,000	412,075
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/27	8,550,000	9,318,559
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	7,000,000	8,001,140
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,687,472	(e)
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	1,000,000	956,160	(b)
Inspired Living Lewsville Project	10.000%	12/1/51	150,000	134,835

Total Texas				80,939,757

U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	2,320,000	1,815,400
Matching Fund Loan	6.000%	10/1/39	1,475,000	1,121,000

Total U.S. Virgin Islands				2,936,400

Utah - 0.2%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,082,870

Virginia - 1.4%
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	1,100,000	1,201,893	(e)
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/45	1,500,000	1,636,485	(e)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	3,000,000	3,213,540	(e)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	2,000,000	2,140,580	(e)

Total Virginia				8,192,498

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 0.1%
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	$350,000	$349,342	(b)
Heron’s Key	6.750%	7/1/35	370,000	369,952	(b)

Total Washington				719,294

Wisconsin - 0.1%
Public Finance Authority, WI, Education Revenue, North Carolina Charter Educational Foundation Project	5.000%	6/15/46	500,000	449,740	(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $757,952,076)				827,776,995

SHORT-TERM INVESTMENTS - 0.5%
MUNICIPAL BONDS - 0.5%
California - 0.0%
West Covina, CA, RDA Lease Revenue, Lakes Public Parking Project, LOC-Wells Fargo Bank N.A.	0.720%	8/1/18	100,000	100,000	(h)(i)

New York - 0.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.810%	6/15/32	900,000	900,000	(h)(i)
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Dexia Credit Local	0.790%	8/1/23	110,000	110,000	(h)(i)
New York State Housing Finance Agency Revenue, 625 West 57th Street, LOC-Bank of New York Mellon	0.610%	5/1/49	200,000	200,000	(h)(i)
Triborough Bridge & Tunnel Authority, NY, Revenue, LOC-Helaba	0.620%	11/1/32	600,000	600,000	(h)(i)

Total New York				1,810,000

West Virginia - 0.2%
Fayette County, WV, Commission, Solid Waste Disposal Facilities Revenue, Georgia Pacific Corp., LOC-Georgia-Pacific LLC	0.820%	5/1/18	1,000,000	1,000,000	(b)(e)(h)(i)

TOTAL MUNICIPAL BONDS (Cost - $2,910,000)				2,910,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $9,593)	0.479%	12/31/30	9,593	9,593

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,919,593)				2,919,593

TOTAL INVESTMENTS - 140.2% (Cost - $760,871,669#)				830,696,588
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (5.4)%				(32,075,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (36.7)%				(217,575,000)
Other Assets in Excess of Liabilities - 1.9%				11,505,976

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$592,552,564

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
FHA	— Federal Housing Administration
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$827,776,995	—	$827,776,995

Short-Term Investments†:
Municipal Bonds	—	2,910,000	—	2,910,000
Money Market Funds	$9,593	—	—	9,593

Total Short-Term Investments	9,593	2,910,000	—	2,919,593

Total Investments	$9,593	$830,686,995	—	$830,696,588

Other Financial Instruments:
Futures Contracts	125,032	—	—	125,032

Total	$134,625	$830,686,995	—	$830,821,620

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 28, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$76,198,778
Gross unrealized depreciation	(6,373,859)

Net unrealized appreciation	$69,824,919

At February 28, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	132	6/17	$19,893,593	$20,018,625	$125,032

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 24, 2017